Share-Based Compensation - Schedule of Market-Based Options Granted (Details) - Market-based options [Member]	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of Market-Based Options Granted [Line Items]
Risk-free interest rate	4.00%
Expected stock price volatility	67.00%
Dividend yield	0.00%
Expected terms	6 years
Expected exercise price per share, in USD (in Dollars per share)	$ 0.01
Maximum exercise multiple (in Dollars per share)	$ 2.8